NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non controlling interests [abstract]
Disclosure of detailed information about Non controlling Interests [Table Text Block]
December 31, 2025
Current assets	$189,272
Non-current assets	1,786,170
Total assets	$1,975,442
Current liabilities	85,723
Non-current liabilities	516,518
Total liabilities	$602,241

Net assets	$1,373,201
Non-controlling interest percentage	30%
Non-controlling interest	$411,961

Year Ended
December 31, 2025
Revenue	$489,757
Expenses	(336,249)
Total net income	$153,508

Non-controlling interest percentage	30%
Non-controlling interest	$46,052

Year Ended
December 31, 2025
Cash flows from:
Operating activities	$280,061
Investing activities	(73,437)
Financing activities	(137,350)

Dividends and distributions paid to non-controlling interests	($41,188)